Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2021
Prepayment And Other Current Assets [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 4 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2021 and 2020 consisted of the following:

	2021	2020
Deposits made for potential acquisitions*	$3,400,000	$-
Prepaid for marketing fee	2,333,358	706,265
Performance deposits**	2,167,149	-
Prepaid consulting services fee	2,110,000	-
Prepaid office deposit	1,931,107	17,077
Prepaid income tax expenses	315,015	18,385
Prepaid office rental fee	26,006	-
Prepaid IPO cost	-	965,357
Other current assets	-	184,785
Total prepayments, deposits and other current assets	$12,282,665	$1,891,869

*

On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire in order to expand its business to the financial lending services. The Company prepaid deposit for the acquisitions of $1,800,000 to Premium.

On May 28, 2021, the Company entered into an agreement with Yuwin Group Limited (“Yuwin”) in which Yuwin will provide advisory service to acquire 55% ownership of Fujian Ruiquan Care Services Co., Ltd. The Company prepaid deposit for the acquisitions of $1,000,000 to Yuwin in June 2021. In August 2021, the acquisition was terminated and Yuwin returned the deposit to the Company.

On June 1, 2021, the Company entered into an equity transfer agreement with the shareholder of South Pacific Holding Group Limited (“South Pacific”) in which the Company will acquire 30% ownership of South Pacific. The Company prepaid deposit for the acquisitions of $600,000 to South Pacific in June 2021. In July 2021, the transfer agreement was terminated and South Pacific returned the deposit to the Company.

**	E-Home Pingtan entered into three agreements with three new outlets for business cooperation purpose. This refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets will repay the deposits to E-Home Pingtan in case of termination of the agreements.